Fair Value Measurement - Schedule of Company’s Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Details) - Recurring {Member}	Sep. 30, 2025 USD ($)
Liabilities
Total liabilities	$ 40,740,193
Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
Significant Other Observable Inputs (Level 2)
Liabilities
Total liabilities
Significant Unobservable Inputs (Level 3)
Liabilities
Total liabilities	40,740,193
June 2024 Warrant [Member]
Liabilities
Total liabilities	914,583
June 2024 Warrant [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
June 2024 Warrant [Member] | Significant Other Observable Inputs (Level 2)
Liabilities
Total liabilities
June 2024 Warrant [Member] | Significant Unobservable Inputs (Level 3)
Liabilities
Total liabilities	914,583
November 2024 Warrant [Member]
Liabilities
Total liabilities	2,133,949
November 2024 Warrant [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
November 2024 Warrant [Member] | Significant Other Observable Inputs (Level 2)
Liabilities
Total liabilities
November 2024 Warrant [Member] | Significant Unobservable Inputs (Level 3)
Liabilities
Total liabilities	2,133,949
August 2025 Warrant [Member]
Liabilities
Total liabilities	2,210,729
August 2025 Warrant [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
August 2025 Warrant [Member] | Significant Other Observable Inputs (Level 2)
Liabilities
Total liabilities
August 2025 Warrant [Member] | Significant Unobservable Inputs (Level 3)
Liabilities
Total liabilities	2,210,729
Private Placement Warrants [Member]
Liabilities
Total liabilities	35,480,932
Private Placement Warrants [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
Private Placement Warrants [Member] | Significant Other Observable Inputs (Level 2)
Liabilities
Total liabilities
Private Placement Warrants [Member] | Significant Unobservable Inputs (Level 3)
Liabilities
Total liabilities	35,480,932
Embedded Derivative Liability [Member]
Liabilities
Total liabilities
Embedded Derivative Liability [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
Embedded Derivative Liability [Member] | Significant Other Observable Inputs (Level 2)
Liabilities
Total liabilities
Embedded Derivative Liability [Member] | Significant Unobservable Inputs (Level 3)
Liabilities
Total liabilities